Offerings - Offering: 1	Dec. 04, 2024 USD ($) uSD
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered	1,000,000
Proposed Maximum Offering Price per Unit | uSD	42.90
Maximum Aggregate Offering Price	$ 42,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,567.99
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of common stock being registered hereunder includes such indeterminate number of additional shares of common stock as may become issuable as a result of any stock dividend, split, combination or similar transaction. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices for our common stock on December 2, 2024, as reported by the NASDAQ Global Select Market.